COMMITMENTS AND CONTINGENCIES (Details) $ in Thousands	1 Months Ended	11 Months Ended	12 Months Ended
	Jan. 31, 2017 USD ($)	Dec. 31, 2017 USD ($) State Territory	Dec. 31, 2018 USD ($)	Dec. 31, 2016 USD ($)
Leases [Abstract]
Rent expense			$ 1,800
Future Minimum Rental Payments [Abstract]
2019			1,425
2020			1,173
2021			1,002
2022			834
2023			790
Thereafter			1,438
Total			$ 6,662
Contingencies [Abstract]
Number of states in which entity operates | State		50
Number of territories in which entity operates | Territory		2
Predecessor Company [Member]
Leases [Abstract]
Rent expense	$ 100	$ 1,600		$ 1,500